Property, plant and equipment - Additional information (Details) € in Millions, m³ / d in Millions, Tonnes / yr in Millions, m³ / yr in Billions				12 Months Ended
	Aug. 26, 2022 Tonnes / yr	Aug. 26, 2022 m³ / d	Aug. 26, 2022 m³ / yr	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Property, plant and equipment
Borrowing costs capitalised				€ 38	€ 68	€ 73
Interest rate used for capitalizing finance expense				2.10%
Capital expenditure				€ 7,700	4,950
Expenditures to purchase plant and equipment from suppliers				61
Currency translation differences				2,926	3,688
Initial recognition and changes in estimates				(80)	195
Changes in the scope of consolidation					(252)
Property, plant and equipment				56,332	56,299	53,943
Property, plant and equipment, pledged as security				24	24
Government grants				115	105
Other changes				(189)	66
Write-off				€ 586	€ 352
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)				7.00%
Definitive allocation
Property, plant and equipment
Other changes				€ 169
Export LNG Ltd [member]
Property, plant and equipment
Changes in the scope of consolidation				650
PLT Energia Srl and SEF Srl
Property, plant and equipment
Changes in the scope of consolidation				532
Corazon I / Guajillo
Property, plant and equipment
Changes in the scope of consolidation				189
Energia Eolica Boreas SLU
Property, plant and equipment
Changes in the scope of consolidation				100
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment				380
Minimum
Property, plant and equipment
Interest rate used for capitalizing finance expense					0.40%
Maximum
Property, plant and equipment
Interest rate used for capitalizing finance expense					2.10%
Accumulated impairment
Property, plant and equipment
Property, plant and equipment				(21,715)	€ (20,796)
US Dollars
Property, plant and equipment
Currency translation differences				2,971
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment				€ 1,250
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)				8.00%
Unproved mineral interest
Property, plant and equipment
Currency translation differences				€ 110	153
Property, plant and equipment				2,003	1,819	1,763
Net (impairments) reversals				(9)	(35)
Unproved mineral interest | Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment				€ 920
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation				50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure				€ 132	8
Currency translation differences				2,422	2,956
Initial recognition and changes in estimates				(173)	200
Property, plant and equipment				40,492	42,342	39,648
Other changes				143	120
E&P wells, plant and machinery | Indonesia, Egypt, Kazakhstan, United States, Angola, Italy, Iraq and Mexico
Property, plant and equipment
Transfers				4,190
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure				655	380
Currency translation differences				74	106
Initial recognition and changes in estimates				(7)	(9)
Changes in the scope of consolidation					(199)
Property, plant and equipment				1,345	1,244	1,341
Other changes				1	(28)
Write-off				365	331
E&P exploration assets and appraisal | Libya, Egypt, Ivory Coast, Vietnam and Kenya [member]
Property, plant and equipment
Write-off				365
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences				65	100	(112)
Changes in the scope of consolidation				(114)	(199)
Property, plant and equipment				1,085	1,101	1,268	€ 1,246
Other changes				9	(24)
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment				253
Petrochemical plants [member]
Property, plant and equipment
Net (impairments) reversals				385
Oil and Gas properties [member]
Property, plant and equipment
Net (impairments) reversals				279
Projects considered no longer economical [member]
Property, plant and equipment
Net (impairments) reversals				190
Exploration & Production
Property, plant and equipment
Borrowing costs capitalised				22	54
Capital expenditure				6,295	3,843
Exploration & Production | Export LNG Ltd [member]
Property, plant and equipment
Natural gas production capacity	0.6		1
Natural gas operating capacity | m³ / d		3
Deconsolidated Entities
Property, plant and equipment
Changes in the scope of consolidation				(4,358)
Cash-generating units [member] | Refining & Marketing
Property, plant and equipment
Net (impairments) reversals				330
fields including commercial discoveries that proceeds to sanctioning | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment				€ 302	€ 359	€ 480